UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias               New York, New York             August 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  30

Form 13F Information Table Value Total:  $82,937

                                         (thousands)


List of Other Included Managers:   None



                                                    FORM 13F INFORMATION TABLE

COLUMN 1                           COLUMN  2      COLUMN 3  COLUMN 4         COLUMN 5      COLUMN 6   COLUMN 7      COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVSTMNT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS     CUSIP    (X$1000)   PRN AMT   PRN CALL  DISCRET    MNGERS   SOLE     SHARED  NONE
AMB PROPERTY CORP               COM              00163T109   4,660     247,752   SH         Sole      None     247,752
ARCH CAP GROUP LTD              ORD              G0450A105   3,515      60,000   SH         Sole      None      60,000
BRINKS HOME SEC HLDGS INC       COM              109699108     716      25,300   SH         Sole      None      25,300
CHUBB CORP                      COM              171232101   2,353      59,000   SH         Sole      None      59,000
DUKE REALTY CORP                COM NEW          264411505   1,263     144,000   SH         Sole      None     144,000
ENDURANCE SPECIALTY HLDGS LT    SHS              G30397106   2,285      78,000   SH         Sole      None      78,000
EQUITY LIFESTYLE PPTYS INC      COM              29472R108  10,187     274,000   SH         Sole      None     274,000
FELCOR LODGING TR INC           PFD CV A $1.95   31430F200   2,332     409,100   SH         Sole      None     409,100
FIDELITY NATL INFORMATION SV    COM              31620M106   2,994     150,000   SH         Sole      None     150,000
GOVERNMENT PPTYS INCOME TR      COM SHS BEN INT  38376A103     756      36,800   SH         Sole      None      36,800
HIGHWOODS PPTYS INC             COM              431284108   3,710     165,869   SH         Sole      None     165,869
HILLTOP HOLDINGS INC            COM              432748101     569      47,935   SH         Sole      None      47,935
HOME PROPERTIES INC             COM              437306103   3,173      93,060   SH         Sole      None      93,060
HOSPITALITY PPTYS TR            NOTE 3.800% 3/1  44106MAK8   3,752   4,500,000   PRN        Sole      None   4,500,000
INTERCONTINENTAL HTLS GRP PL    SPONS ADR NEW    45857P301   2,021     196,000   SH         Sole      None     196,000
LENDER PROCESSING SVCS INC      COM              52602E102   1,766      63,600   SH         Sole      None      63,600
LENNAR CORP                     CL B             526057302     381      50,100   SH         Sole      None      50,100
LIBERTY PPTY TR                 SH BEN INT       531172104   4,259     184,845   SH         Sole      None     184,845
MACK CALI RLTY CORP             COM              554489104   2,965     130,023   SH         Sole      None     130,023
MERITAGE HOMES CORP             COM              59001A102   2,866     151,975   SH         Sole      None     151,975
POST PPTYS INC                  COM              737464107     414      30,832   SH         Sole      None      30,832
REDWOOD TR INC                  COM              758075402   2,214     150,000   SH         Sole      None     150,000
ROSS STORES INC                 COM              778296103   1,644      42,600   SH         Sole      None      42,600
SIMON PPTY GROUP INC NEW        COM              828806109   5,826     113,275   SH         Sole      None     113,275
STARWOOD HOTELS&RESORTS WRLD    COM              85590A401   4,262     192,000   SH         Sole      None     192,000
SUNSTONE HOTEL INVS INC NEW     COM              867892101   3,391     633,900   SH         Sole      None     633,900
VENTAS INC                      COM              92276F100   3,135     105,000   SH         Sole      None     105,000
WAL MART STORES INC             COM              931142103   1,986      41,000   SH         Sole      None      41,000
WASTE MGMT INC DEL              COM              94106L109   2,309      82,000   SH         Sole      None      82,000
WEINGARTEN RLTY INVS            SH BEN INT       948741103   1,233      85,000   SH         Sole      None      85,000

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